Putnam ESG High Yield ETF
The fund's portfolio
1/31/23 (Unaudited)

CORPORATE BONDS AND NOTES (87.1%)(a)
	Principal amount	Value
Advertising and marketing services (0.7%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27	$60,000	$54,418
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	80,000	68,058
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27	65,000	50,700

		173,176
Aerospace and defense (0.6%)
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	195,000	170,138

		170,138
Automotive (0.8%)
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 2.90%, 2/16/28	250,000	215,024

		215,024
Broadcasting (4.4%)
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26	105,000	67,200
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31	155,000	119,199
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	160,000	143,400
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27	135,000	128,597
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	80,000	66,833
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31	50,000	40,350
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	110,000	90,682
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28	115,000	102,362
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26	65,000	37,936
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26	65,000	60,807
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	80,000	78,400
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30	155,000	152,001
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28	85,000	77,288

		1,165,055
Building materials (0.7%)
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28	55,000	51,714
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	85,000	79,562
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30	65,000	53,653

		184,929
Capital goods (0.5%)
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29	165,000	139,054

		139,054
Chemicals (5.4%)
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30	70,000	70,521
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29	205,000	176,300
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	120,000	121,695
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	40,000	40,516
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)	200,000	162,786
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28	90,000	79,200
Olympus Water US Holding Corp. 144A sr. notes 4.25%, 10/1/28	220,000	184,539
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30	70,000	53,946
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28	105,000	92,400
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29	75,000	64,140
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)	55,000	39,622
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29	130,000	111,150
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27	155,000	143,809
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29	80,000	66,680

		1,407,304
Commercial and consumer services (2.3%)
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	180,000	150,303
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	110,000	97,488
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	60,000	53,880
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29	110,000	106,923
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25	105,000	107,725
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	100,000	94,704

		611,023
Communication services (5.1%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)	220,000	187,064
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32	65,000	53,788
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	115,000	106,375
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	170,000	148,544
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31	65,000	54,148
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	100,000	90,581
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	40,000	38,197
Frontier Communications Corp. 144A notes 6.75%, 5/1/29	125,000	107,188
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30	70,000	72,538
SBA Communications Corp. sr. unsec. sub. notes 3.875%, 2/15/27(R)	100,000	92,375
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	170,000	181,872
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26	75,000	79,325
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	140,000	119,688

		1,331,683
Construction (0.5%)
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32	135,000	132,169

		132,169
Consumer (1.0%)
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29	120,000	103,500
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32	35,000	28,529
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	140,000	123,363

		255,392
Consumer staples (6.7%)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	70,000	64,389
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	100,000	94,805
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	140,000	131,950
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	85,000	73,627
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. notes 4.625%, 1/15/29	55,000	48,541
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30	65,000	53,950
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	110,000	95,128
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27	110,000	105,325
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	105,000	105,376
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28	85,000	82,209
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30	90,000	81,113
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27	30,000	28,766
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31	50,000	40,125
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	65,000	55,900
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	65,000	59,785
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	30,000	29,888
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	145,000	150,427
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25	40,000	39,110
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26	125,000	118,755
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	130,000	130,520
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31	110,000	93,767
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30	70,000	65,468

		1,748,924
Containers (1.6%)
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29	210,000	173,641
Ball Corp. company guaranty sr. unsec. notes 2.875%, 8/15/30	160,000	131,167
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27	110,000	108,075

		412,883
Energy (oil field) (0.8%)
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25	55,000	53,326
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	65,000	65,085
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	70,000	68,702
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	35,000	33,950

		221,063
Entertainment (1.2%)
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	125,000	118,125
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26	30,000	26,939
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	75,000	61,476
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29	65,000	68,567
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26	45,000	40,273

		315,380
Financials (4.2%)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27	140,000	130,946
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	185,000	203,749
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	40,000	38,701
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27	45,000	37,445
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	105,000	103,953
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)	90,000	74,775
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)	20,000	19,250
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	85,000	74,906
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	70,000	56,350
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28	55,000	48,054
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	40,000	39,738
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	65,000	63,328
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	65,000	56,914
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31	55,000	46,227
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	65,000	60,450
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25	60,000	59,718

		1,114,504
Forest products and packaging (2.6%)
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	180,000	161,874
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	55,000	53,694
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30	195,000	168,873
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29	90,000	77,911
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)	125,000	106,900
Sylvamo Corp. 144A company guaranty sr. unsec. notes 7.00%, 9/1/29	130,000	123,988

		693,240
Gaming and lottery (4.7%)
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	205,000	184,461
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	55,000	55,963
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	190,000	162,450
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25	25,000	25,004
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29	135,000	122,155
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	155,000	145,700
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30	85,000	75,716
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	135,000	135,358
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	135,000	121,534
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	85,000	80,298
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25	130,000	130,536

		1,239,175
Health care (7.6%)
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	45,000	38,475
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	90,000	85,505
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	80,000	70,500
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	45,000	39,994
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	30,000	28,961
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	45,000	39,834
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29	40,000	25,300
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30	30,000	24,208
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.40%, 8/28/28	110,000	107,382
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	70,000	62,743
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)	205,000	187,030
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30	135,000	111,849
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29	170,000	145,353
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29	65,000	54,424
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29	75,000	64,787
Organon Finance 1, LLC 144A sr. unsec. notes 5.125%, 4/30/31	205,000	185,072
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30	45,000	39,794
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29	135,000	109,970
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	100,000	95,760
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	65,000	54,622
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	40,000	34,979
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	170,000	163,625
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26	85,000	82,787
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29	55,000	48,972
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30	90,000	87,364

		1,989,290
Industrial (0.3%)
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29	100,000	79,015

		79,015
Lodging/Tourism (1.9%)
Carnival Corp. 144A notes 10.50%, 2/1/26	75,000	78,443
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	50,000	41,500
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28	105,000	97,881
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30	115,000	108,413
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	110,000	106,496
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	80,000	75,002

		507,735
Machinery (1.6%)
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30	110,000	112,475
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31	50,000	52,175
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	125,000	116,719
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28	150,000	130,071

		411,440
Manufacturing (3.1%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	155,000	146,974
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	75,000	66,016
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29	85,000	67,425
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29	175,000	157,687
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29	250,000	224,375
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	155,000	158,825

		821,302
Metals (2.2%)
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32	60,000	52,634
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30	75,000	67,125
Constellium SE 144A sr. unsec. notes 5.625%, 6/15/28 (France)	250,000	237,000
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	130,000	117,650
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26	105,000	95,059

		569,468
Office equipment and supplies (0.7%)
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	215,000	191,038

		191,038
Oil and gas (10.6%)
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29	80,000	81,808
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	125,000	109,156
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28	70,000	64,729
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28	55,000	54,970
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30	55,000	53,213
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	80,000	78,391
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	70,000	68,950
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	60,000	51,450
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	85,000	78,413
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	90,000	83,908
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	105,000	102,638
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	70,000	65,188
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	110,000	104,500
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 1/15/28	70,000	66,725
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30	125,000	132,706
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	255,000	268,152
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29	115,000	107,438
Permian Resources Operating LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	60,000	56,709
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	95,000	94,020
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	40,000	38,530
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	165,000	156,955
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	135,000	132,888
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	15,000	14,268
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	70,000	65,188
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	125,000	117,456
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	50,000	45,250
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	80,000	73,300
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	35,000	34,918
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	50,000	51,886
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	40,000	41,240
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27	40,000	41,738
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	150,000	152,817
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	85,000	82,275

		2,771,773
Publishing (1.8%)
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24	125,000	121,591
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	125,000	109,829
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29	90,000	77,175
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	175,000	156,587

		465,182
Retail (2.6%)
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32	30,000	25,874
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29	30,000	26,473
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	45,000	40,699
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	80,000	81,159
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	60,000	58,631
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32	35,000	31,325
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 5.875%, 3/15/30	35,000	31,947
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. notes 4.75%, 2/15/28	255,000	235,871
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29	175,000	144,813

		676,792
Technology (6.0%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	165,000	138,600
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28	65,000	54,747
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25	95,000	94,052
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29	90,000	89,765
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29	100,000	87,993
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	55,000	52,654
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	30,000	28,411
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27	45,000	38,275
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	125,000	107,260
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	215,000	187,050
NortonLifeLock, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27	75,000	75,750
Picard Midco, Inc. 144A sr. notes. 6.50%, 3/31/29	95,000	83,371
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	125,000	103,594
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	120,000	105,000
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	55,000	45,402
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	100,000	84,906
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	230,000	198,375

		1,575,205
Textiles (1.3%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	100,000	98,257
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29	115,000	99,188
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	165,000	137,775

		335,220
Transportation (1.0%)
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28	105,000	102,303
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	170,000	160,500

		262,803
Trucks and parts (1.5%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. notes 4.875%, 8/15/26	200,000	189,882
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	75,000	75,455
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	135,000	134,462

		399,799
Waste Management (1.1%)
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31	180,000	183,366
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29	110,000	96,113

		279,479

Total corporate bonds and notes (cost $22,930,430)		$22,865,657

SENIOR LOANS (5.2%)(a)(c)
	Principal amount	Value
Basic materials (0.6%)
BWAY Holding Co. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.568%, 8/15/26	$5,000	$4,950
Klockner-Pentaplast of America, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 8.259%, 2/4/26	55,000	48,675
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (CME TERM SOFR 3 Month + 3.00%), 7.526%, 10/1/25	100,000	98,875

		152,500
Capital goods (0.5%)
BWAY Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.816%, 4/3/24	60,000	59,400
MajorDrive Holdings IV, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 8.813%, 6/1/28	85,000	82,056

		141,456
Communication services (0.7%)
Asurion, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.25%), 9.82%, 1/30/29	55,000	45,891
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 1 Month + 3.25%), 7.82%, 7/31/27	25,000	23,576
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 9.57%, 7/22/27	105,000	103,108

		172,575
Consumer cyclicals (1.0%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 8.325%, 8/21/26	60,000	56,972
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 9.735%, 4/11/29	75,000	68,625
PetSmart, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.411%, 1/29/28	80,000	79,350
Terrier Media Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.23%, 12/17/26	55,000	52,067

		257,014
Consumer staples (0.2%)
Ascend Learning, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 5.75%), 10.32%, 11/18/29	55,000	47,555

		47,555
Financials (0.2%)
BCPE Rover Merger Sub, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.25%), 8.82%, 11/28/25	60,000	59,160

		59,160
Technology (2.0%)
Epicor Software Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 7.75%), 12.32%, 7/30/28	55,000	54,782
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 8.57%, 12/1/27	50,000	49,032
Polaris Newco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 8.73%, 6/3/28	70,000	66,434
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 10.985%, 8/31/29	85,000	81,600
TIBCO Software, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.18%, 3/30/29	105,000	96,731
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 5.25%), 10.032%, 5/3/27	60,000	57,203
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 3.25%), 8.032%, 5/3/26	60,000	58,958
Vision Solutions, Inc. bank term loan FRN (US SOFR + 4.00%), 8.818%, 4/24/28	70,000	61,355

		526,095

Total senior loans (cost $1,358,313)		$1,356,355

CONVERTIBLE BONDS AND NOTES (2.0%)(a)
	Principal amount	Value
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	$56,000	$49,980
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25, (Israel)	64,000	53,843
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	59,000	47,023
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	42,000	54,789
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	38,000	56,981
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	73,000	54,280
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	63,000	54,218
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	65,000	54,210
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	67,000	53,727
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	68,000	53,468

Total convertible bonds and notes (cost $526,501)		$532,519

CONVERTIBLE PREFERRED STOCKS (0.7%)(a)
	Shares	Value
Aptiv PLC $5.50 cv. pfd.	460	$57,817
Chart Industries, Inc. $3.38(NON)	1,003	56,960
KKR & Co., Inc. $3.00 cv. pfd.	756	50,917
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	21	25,329

Total convertible preferred stocks (cost $177,670)		$191,023

COMMON STOCKS (0.4%)(a)
	Shares	Value
Antero Resources Corp.(NON)	1,775	$51,191
Frontier Communications Parent, Inc.(NON)	798	23,629
OneMain Holdings, Inc.	677	29,206

Total common stocks (cost $98,696)		$104,026

SHORT-TERM INVESTMENTS (6.8%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 3.93%(AFF)	1,790,828	$1,790,828

Total short-term investments (cost $1,790,828)		$1,790,828
TOTAL INVESTMENTS

Total investments (cost $26,882,438)		$26,840,408

Key to holding's abbreviations
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 19, 2023 (commencement of operations) through January 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $26,242,910.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 1/19/23 (commencement of operations)	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/23
Short-term investments
	Putnam Government Money Market Fund*	$—	$2,364,400	$573,572	$1,509	$1,790,828

	Total Short-term investments	$—	$2,364,400	$573,572	$1,509	$1,790,828
* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$23,629	$—	$—
Energy	51,191	—	—
Financials	29,206	—	—

Total common stocks	104,026	—	—
Convertible bonds and notes	—	532,519	—
Convertible preferred stocks	—	191,023	—
Corporate bonds and notes	—	22,865,657	—
Senior loans	—	1,356,355	—
Short-term investments	1,790,828	—	—

Totals by level	$1,894,854	$24,945,554	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com